Note 3. Loans	12 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3.    LOANS

Major classifications of loans are summarized as follows as of December 31:

	2011	2010
Real estate – residential	$97,583,238	$87,505,717
Real estate – farm	11,028,432	9,925,340
Real estate – commercial	58,213,465	51,310,626
Real estate – construction	12,467,999	10,406,156
Commercial and other loans	41,666,625	41,931,142
Consumer and credit card loans	5,865,194	6,866,408
	226,824,953	207,945,389
Less allowance for loan losses	(2,275,176)	(2,665,607)
Less net deferred loan origination fees	(216,756)	(205,095)
Loans, net	$224,333,021	$205,074,687

	December 31, 2011
	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Total

Real estate - residential and farm	$--	$108,611,670	$108,611,670
Real estate - commercial and construction	545,040	70,136,424	70,681,464
Commercial and other loans	481,706	41,184,919	41,666,625
Consumer and credit card loans	--	5,865,194	5,865,194
Total	$1,026,746	$225,798,207	$226,824,953

	December 31, 2010
	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Total

Real estate - residential and farm	--	$97,431,057	$97,431,057
Real estate - commercial and construction	$957,590	60,759,192	61,716,782
Commercial and other loans	639,218	41,291,924	41,931,142
Consumer and credit card loans	--	6,866,408	6,866,408
Total	$1,596,808	$206,348,581	$207,945,389

Loans held for sale at December 31, 2011 and 2010 were $0 and $320,000, respectively.  They were carried at cost.  Real estate loans serviced for the Federal Home Loan Mortgage Corporation (FHLMC), which are not included in the consolidated balance sheet, totaled $43.8 million and $47.8 million at December 31, 2011 and 2010, respectively.  The Bank is currently collecting a fee of .25% for servicing these loans.

The Company’s primary business activity is with customers located within its local trade area. Residential, commercial, personal, and agricultural loans are granted.  The Company also selectively funds loans originated outside of its trade area provided such loans meet its credit policy guidelines.  Although the Company has a diversified loan portfolio at December 31, 2011 and 2010, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.

The segments of the Bank’s loan portfolio are disaggregated to a level that allows management to monitor risk and performance.  The residential real estate loan segment is further disaggregated into two classes: amortizing term loans, which are primarily first liens, and home equity lines of credit, which are generally second liens. The commercial real estate (“CRE”) loan segment is further disaggregated into two classes. Non-owner occupied CRE loans, which include loans secured by non-owner occupied nonfarm nonresidential properties, generally have a greater risk profile than all other CRE loans, which include loans secured by multifamily structures and owner-occupied commercial structures.  The commercial and other loans segment consists of loans made for the purpose of financing the activities of commercial customers.    The consumer loan segment consists primarily of installment loans (direct and indirect) and credit card loans.

Management evaluates individual loans in all of the commercial segments for possible impairment if the loan is greater than $250,000 or is part of a relationship that is greater than $500,000, and if the loan either is in nonaccrual status, or is risk rated Substandard and is greater than 60 days past due.  Loans are considered to be impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  The Corporation does not separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of larger relationship that is impaired, or are classified as a troubled debt restructuring agreement.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods:  (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs.  The method is selected on a loan-by loan basis, with management primarily utilizing the fair value of collateral method.  The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis.  The Corporation’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of December 31, 2011 and December 31, 2010:

December 31, 2011	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
					Unpaid
	Recorded	Related	Recorded	Recorded	Principal
	Investment	Allowance	Investment	Investment	Balance

Real estate - commercial and construction	--	--	$545,040	$545,040	$545,040
Commercial and other loans	$481,706	$358,662	--	481,706	481,706
Total Impaired Loans	$481,706	$358,662	$545,040	$1,026,746	$1,026,746

December 31, 2010	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
					Unpaid
	Recorded	Related	Recorded	Recorded	Principal
	Investment	Allowance	Investment	Investment	Balance

Real estate - commercial and construction	$957,590	$131,765	--	$957,590	$957,590
Commercial and other loans	639,218	231,491	--	639,218	639,218
Total Impaired Loans	$1,596,808	$363,256	--	$1,596,808	$1,596,808

The following table presents the average recorded investment in impaired loans and related interest income recognized for the year 2011 and 2010:

	2011	2010

Average Investment in impaired loans:
Real estate – commercial	$751,315	$969,209
Commercial loans	494,612	543,367
Interest income recognized on an accrual basis on impaired loans:
Real estate - commercial	$--	$71,163
Commercial loans	32,581	33,389
Interest income recognized on a cash basis on impaired loans	--	--

Total nonaccrual loans and the related interest for the years ended December 31 are as follows.

	2011	2010	2009
Principal outstanding	$596,376	$107,402	$--
Contractual interest due	$54,166	$3,524	$--
Interest income recognized	$--	$--	$--

The following tables present loans that are troubled debt restructurings as of December 31, 2011 and 2010:

Troubled Debt
Restructurings that
	Troubled Debt		New Troubled Debt		Subsequently
	Restructurings at		Restructurings in		Defaulted during Prior
December 31, 2011	Period End		YTD Period		Twelve Months
	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment	Contracts	Investment

Real estate - residential and farm	--	--	--	--	--	--
Real estate - commercial and construction	--	--	--	--	--	--
Commercial and other loans	4	$481,707	1	$244,546	--	--
Consumer and credit card loans	1	1,231	1	1,231	--	--
Total	5	$482,938	2	$245,777	--	--

Troubled Debt
Restructurings that
	Troubled Debt		New Troubled Debt		Subsequently
	Restructurings at		Restructurings in		Defaulted during Prior
December 31, 2010	Period End		YTD Period		Twelve Months
	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment	Contracts	Investment

Real estate - residential and farm	--	--	--	--	--	--
Real estate - commercial and construction	--	--	--	--	--	--
Commercial and other loans	3	$283,205	3	$292,482	--	--
Consumer and credit card loans	--	--	--	--	--	--
Total	3	$283,205	3	$292,482	--	--

Management uses an eight point internal risk rating system to monitor the credit quality of the overall loan portfolio. The first four categories are considered not criticized, and are aggregated as “Pass” rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are considered Substandard.  Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Bank has a structured loan rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death occurs to raise awareness of a possible credit event.  The Bank’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis.  The Credit Department performs an annual review of all commercial relationships $250,000 or greater.  Confirmation of the appropriate risk grade is included in the review on an ongoing basis.  The Bank has an experienced Loan Review Department that continually reviews and assesses loans within the portfolio.  The Bank engages an external consultant to conduct loan reviews on at least an annual basis. Generally, the external consultant reviews commercial relationships greater than $250,000 and all criticized relationships.  Detailed reviews, including plans for resolution, are performed on loans classified as Substandard on a quarterly basis.  Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system as of December 31, 2011 and 2010.  Included in the Pass category are loans that have not been individually reviewed and graded on an annual basis.

		Special
December 31, 2011	Pass	Mention	Substandard	Doubtful	Total

Real estate - residential and farm	$105,915,706	$1,001,602	$1,694,362	--	$108,611,670
Real estate - commercial and construction	63,836,573	3,199,901	3,644,990	--	70,681,464
Commercial and other loans	40,045,424	497,806	999,124	$124,271	41,666,625
Consumer and credit card loans	5,798,288	42,142	24,764	--	5,865,194
Total	$215,595,991	$4,741,451	$6,363,240	$124,271	$226,824,953

		Special
December 31, 2010	Pass	Mention	Substandard	Doubtful	Total

Real estate - residential and farm	$94,542,356	$1,392,351	$1,496,350	--	$97,431,057
Real estate - commercial and construction	50,610,705	6,559,073	4,547,004	--	61,716,782
Commercial and other loans	39,304,012	688,352	1,803,409	$135,369	41,931,142
Consumer and credit card loans	6,808,388	42,215	15,805	--	6,866,408
Total	$191,265,461	$8,681,991	$7,862,568	$135,369	$207,945,389

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans  and nonaccrual loans as of December 31, 2011 and 2010:

December 31, 2011	Current	30-59 Days Past Due	60-89 Days Past Due	Greater Than 89 Days	Total Past Due	Non- Accrual	Total Loans

Real estate – residential and farm	$108,388,429	$102,095	$82,371	--	$184,466	$38,775	$108,611,670
Real estate – commercial and construction	70,136,424	--	--	--	--	545,040	70,681,464
Commercial and other loans	41,584,712	67,892	3,274	--	71,166	10,747	41,666,625
Consumer and credit card loans	5,848,336	10,250	4,278	$516	15,044	1,814	5,865,194
Total	$225,957,901	$180,237	$89,923	$516	$270,676	$596,376	$226,824,953

December 31, 2010	Current	30-59 Days Past Due	60-89 Days Past Due	Greater Than 89 Days	Total Past Due	Non- Accrual	Total Loans

Real estate – residential and farm	$97,253,887	$53,829	$15,939	--	$69,768	$107,402	$97,431,057
Real estate – commercial and construction	60,618,420	1,098,362		--	1,098,362	--	61,716,782
Commercial and other loans	41,734,675	178,788	17,679	--	196,467	--	41,931,142
Consumer and credit card loans	6,858,090	5,585	1,055	$1,678	8,318	--	6,866,408
Total	$206,465,072	$1,336,564	$34,673	$1,678	$1,372,915	$107,402	$207,945,389

The Bank entered into transactions with certain directors, executive officers, significant stockholders, and their affiliates.  A summary of loan activity for those directors, executive officers, and their associates with loan balances in excess of $60,000 for the year ended December 31, 2011 is as follows:

Balance		Amounts	Balance
December 31, 2010	Additions	Collected	December 31, 2011

$3,494,309	$875,996	$1,499,508	$2,870,797